Regulatory and Agency Capital Requirements Minimum Required Regulatory Capital Ratios – Transition Requirements (Details)	Dec. 31, 2019	Dec. 31, 2018
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	9.00%	7.875%
Tier 1 capital	10.50%	9.375%
Total capital	12.50%	11.375%
Tier 1 leverage	4.00%	4.00%
Supplementary leverage (2)	5.00%	5.00%
Capital Conservation Buffer Minimum	0.02500
GSIB Surcharge	0.02000
Supplementary Leverage Ratio, Capital Adequacy, Minimum	0.03000
Supplementary Leverage Buffer, Minimum	0.02000
Wells Fargo Bank, NA [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	7.00%	6.375%
Tier 1 capital	8.50%	7.875%
Total capital	10.50%	9.875%
Tier 1 leverage	4.00%	4.00%
Supplementary leverage (2)	6.00%	6.00%
Capital Conservation Buffer Minimum	0.02500